Additional information - Financial Statement Schedule I - Condensed statement of changes in equity (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance at beginning of the year	£ 193,733	£ 144,890	£ 103,950
Profit/(loss) for the year	(42,954)	(33,023)	(113,159)
Total comprehensive loss for the year	(43,813)	(31,800)	(118,161)
Proceeds from issue of shares		79,985	158,541
Equity-settled share-based payments	243	658	875
Balance at end of the year	150,363	193,733	144,890
Share capital
Balance at beginning of the year	56	55	53
Proceeds from issue of shares		1	2
Balance at end of the year	56	56	55
Share premium
Balance at beginning of the year	307,345	227,361	68,822
Proceeds from issue of shares		79,984	158,539
Balance at end of the year	307,345	307,345	227,361
Treasury shares
Balance at beginning of the year	(21,305)	(21,305)	(21,305)
Balance at end of the year	(21,305)	(21,305)	(21,305)
Retained earnings
Balance at beginning of the year	(341,616)	(309,251)	(196,652)
Profit/(loss) for the year	(42,954)	(33,023)	(113,159)
Total comprehensive loss for the year	(42,954)	(33,023)	(113,159)
Equity-settled share-based payments	243	658	875
Balance at end of the year	(384,127)	(341,616)	(309,251)
Parent
Balance at beginning of the year	481,237	401,493	293,757
Profit/(loss) for the year	848	(899)	(51,681)
Total comprehensive loss for the year	848	(899)	(51,681)
Proceeds from issue of shares		79,985	158,541
Equity-settled share-based payments	243	658	876
Balance at end of the year	482,328	481,237	401,493
Parent | Share capital
Balance at beginning of the year	56	55	53
Proceeds from issue of shares		1	2
Balance at end of the year	56	56	55
Parent | Share premium
Balance at beginning of the year	307,345	227,361	68,822
Proceeds from issue of shares		79,984	158,539
Balance at end of the year	307,345	307,345	227,361
Parent | Treasury shares
Balance at beginning of the year	(21,305)	(21,305)	(21,305)
Balance at end of the year	(21,305)	(21,305)	(21,305)
Parent | Retained earnings
Balance at beginning of the year	195,141	195,382	246,187
Profit/(loss) for the year	848	(899)	(51,681)
Total comprehensive loss for the year	848	(899)	(51,681)
Equity-settled share-based payments	243	658	876
Balance at end of the year	£ 196,232	£ 195,141	£ 195,382